Cover	Aug. 04, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002096510
Amendment Description	1
Document Type	S-6
Document Period End Date	Aug. 04, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2490
Dividend Sustainability Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of common stocks of companies derived from the S&P 500 Dividend Aristocrats Index. The S&P 500 Dividend Aristocrats Index consists of stocks of those companies contained in the S&P 500 Index that have followed a policy of consistently increasing dividends every year for at least 25 years, which Invesco Capital Markets, Inc., the Sponsor, refers to as “dividend sustainability” companies. The Sponsor selected the stocks for the Portfolio from among the S&P 500 Dividend Aristocrats Index component list as most recently made available to the Sponsor prior to the Initial Date of Deposit. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of “dividend sustainability” companies.
International Dividend Sustainability Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of common stocks and American Depositary Receipts (“ADRs”) of foreign companies with a history of increasing dividend distributions, which Invesco Capital Markets, Inc., the Sponsor, refers to as international “dividend sustainability” companies. The Sponsor only considered companies with an S&P Global Issuer Credit Rating of BBB- or higher and a minimum share price of $5 (USD) at the time of selection. Companies considered for inclusion in the Portfolio must have demonstrated consistent dividend per share growth over the last 5 years. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of international “dividend sustainability” companies.
Global Dividend Sustainability Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks of foreign and domestic companies selected by applying two separate specialized strategies. The Dividend Sustainability Strategy will make up approximately 60% of the initial Portfolio, while the International Dividend Sustainability Strategy will comprise approximately 40%. Invesco Capital Markets, Inc. is the Sponsor of the Portfolio. The Sponsor refers to companies selected through the Dividend Sustainability Strategy as “dividend sustainability” companies and those selected through the International Dividend Sustainability Strategy as international “dividend sustainability” companies. As of the Initial Date of Deposit, the Portfolio invests all of its assets in securities of “dividend sustainability” and international “dividend sustainability” companies.